Defined Benefit Obligation and Other Long-Term Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Components of Defined Benefit Obligations and Other Long-Term Liabilities
The components of defined benefit obligation and other long-term liabilities are as follows:

As at Dec. 31	2018	2017
Defined benefit obligation (Note 28)	227	235
Long-term incentive accruals (Note 27)	9	16
Other	51	46
Total(1)	287	297
(1) 2017 deferred revenues of $62 million have been reclassified on the statement of financial position to contract liabilities as required under IFRS 15. See Note 3(A) and Note 5(B) for further details.